Ordinary Shares (Details) ¥ in Thousands, $ in Thousands, $ in Thousands					1 Months Ended							9 Months Ended
	Sep. 30, 2022 shares	Jun. 28, 2022 USD ($) shares	Aug. 07, 2020 USD ($) shares	Jul. 04, 2016 CNY (¥)	Sep. 30, 2021 HKD ($) shares	Aug. 31, 2021 HKD ($) shares	May 31, 2021 shares	Feb. 28, 2021 shares	Dec. 31, 2020 shares	Aug. 31, 2020 USD ($) shares	Jul. 31, 2019 Vote shares	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 shares
Ordinary Shares
Class B to Class A Ordinary Shares, Conversion Ratio											1
Cash paid												¥ 0	$ 0	¥ 70
Proceeds from IPOs and concurrent private placements, net of issuance cost												¥ 0	$ 0	¥ 11,040,204
Number of shares issued (in shares)	1,953,820,766											1,953,820,766	1,953,820,766		1,929,562,426
Number of shares outstanding (in shares)	1,953,820,766											1,953,820,766	1,953,820,766		1,929,562,426
Number of share options exercised												11,673,130	11,673,130
Value of ADS's sold | $		$ 2,000,000
RSU
Ordinary Shares
Number of share options vested												127,062	127,062
Over-allotment option
Ordinary Shares
Proceeds from IPOs and concurrent private placements, net of issuance cost | $						$ 11,633,130
Follow-on offering
Ordinary Shares
Proceeds from IPOs and concurrent private placements, net of issuance cost | $					$ 1,634,462
Class A Ordinary Shares
Ordinary Shares
Ordinary shares, shares authorized	4,500,000,000										3,830,157,186	4,500,000,000	4,500,000,000		4,500,000,000
Number of votes entitled | Vote											1
Cash paid | $										$ 380,000
Share issuance, net of issuance costs (in shares)	18,862,564					100,000,000				66,086,955
Shares issued upon conversion of preferred shares (in shares)										1,045,789,275
Number of shares issued (in shares)	1,728,765,894											1,728,765,894	1,728,765,894		1,709,903,330
Number of shares outstanding (in shares)	1,598,008,686											1,598,008,686	1,598,008,686		1,573,750,346
Issuance of ordinary shares as treasury shares ( Shares)					13,869,700			34,000,000
Number of shares per ADS (in shares)		2
Class A Ordinary Shares | Initial Public Offering
Ordinary Shares
Share issuance, net of issuance costs (in shares)										190,000,000
Proceeds from IPOs and concurrent private placements, net of issuance cost | $										$ 1,042,137
Class A Ordinary Shares | Over-allotment option
Ordinary Shares
Cash paid | $			$ 157,320
Share issuance, net of issuance costs (in shares)			28,500,000						14,100,000
Class A Ordinary Shares | Follow-on offering
Ordinary Shares
Share issuance, net of issuance costs (in shares)									108,100,000
Class B Ordinary Shares
Ordinary Shares
Ordinary shares, shares authorized	500,000,000										240,000,000	500,000,000	500,000,000		500,000,000
Number of votes entitled | Vote											10
Number of shares issued (in shares)	355,812,080											355,812,080	355,812,080		355,812,080
Number of shares outstanding (in shares)	355,812,080											355,812,080	355,812,080		355,812,080
Class B Ordinary Shares | Mr. Li Xiang
Ordinary Shares
Share issuance, net of issuance costs (in shares)							108,557,400
Shares issued upon conversion of preferred shares (in shares)										115,812,080
Series PreA shares | Beijing CHJ
Ordinary Shares
Cash paid | ¥				¥ 100,000